CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue (Note 17)	$ 243,926	$ 30,350
Cost of sales
Production costs (Note 18)	(119,520)	(21,411)
Depreciation	(14,119)	(1,859)
Royalties and excise taxes	(15,740)	(1,706)
Total operating expense	(149,379)	(24,976)
Mine operating earnings	94,547	5,374
Exploration and project expenses	(17,215)	(14,150)
General and administrative expenses (Note 19)	(9,833)	(6,907)
Foreign exchange losses	(99)	(873)
Earnings (loss) from operations	67,400	(16,556)
Interest income	2,485	669
Interest and finance expense (Note 20)	(7,074)	(3,408)
Derivative losses (Note 8b)	(39,673)	(1,044)
Other (expense) income (Note 27)	(4,075)	11,574
Earnings (loss) before income taxes	19,063	(8,765)
Income tax expense (Note 21)	(21,306)	(736)
Net loss	(2,243)	(9,501)
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	0	(25)
Items that will not be reclassified to profit or loss:
Loss on investments, net of tax	(5)	0
Total comprehensive loss	$ (2,248)	$ (9,526)
Net loss attributable to common shareholders
Basic loss per share (in usd per share)	$ (0.01)	$ (0.10)
Diluted loss per share (in usd per share)	$ (0.01)	$ (0.10)
Weighted average shares outstanding Basic (in shares)	169,329	96,471
Weighted average shares outstanding Diluted (in shares)	169,329	96,471